Huntington U.S. Treasury Money Market Fund
Huntington U.S. Treasury Money Market Fund Fund Summary
Investment Objective
The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Huntington U.S. Treasury Money Market Fund	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huntington U.S. Treasury Money Market Fund	Trust Shares	Class A Shares
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	none	0.25%
Other Expenses (including shareholder services fee)	0.54%	0.54%
Acquired Fund Fees and Expenses	none	none
Total Annual Fund Operating Expenses	0.74%	0.99%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huntington U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Trust Shares	76	237	411	918
Class A Shares	101	315	547	1,213

Principal Investment Strategy
The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a yield of at least 0.00%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.
Performance: Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.
Risk/Return Bar Chart

Best Quarter Q3 2006 1.10% Worst Quarter Q4 2011 0.00%
This table shows the Fund’s average annual total returns for periods ended December 31, 2011.
Average Annual Total Return Table (for the periods ended December 31, 2011)
Average Annual Total Returns Huntington U.S. Treasury Money Market Fund	1 Year	5 Years	10 Years
Trust Shares	0.01%	0.99%	1.32%
Class A Shares	0.01%	0.90%	1.17%